SENIOR DEBT (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
SENIOR DEBT	Additional data related to the Company's senior debt is as follows:

Year Ended December 31	Weighted Average Interest Rate at End of Year	Maximum Amount Outstanding During Year	Average Amount Outstanding During Year	Weighted Average Interest Rate During Year (1)
	(In thousands, except % data)
2022
Bank Borrowings	6.97%	$81,942	$47,083	7.07%
Senior Demand Notes	1.92	122,860	113,151	1.92
Commercial Paper	3.94	633,534	604,980	3.54

2021
Bank Borrowings	3.50%	$119,304	$68,080	4.83%
Senior Demand Notes	1.91	103,979	95,143	1.90
Commercial Paper	3.46	550,929	491,431	3.48

2020
Bank Borrowings	3.50%	$123,256	$104,206	4.38%
Senior Demand Notes	1.90	87,413	82,509	1.90
Commercial Paper	3.45	431,314	407,156	3.48
(1)Includes unused line fee and administrative fee.